Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 116,884	$ 118,909
Cost of Goods Sold	56,624	67,504
Total Income	60,260	51,405
Ordinary Income\Expenses
Depreciation Property and Equipment	4,621	4,000
Amortization of Long Lived Asset	50,750	4,286
Commissions	17,652	27,220
Advertising and Marketing	23,700	26,310
General & Admin	672	3,068
Professional Fees	7,995	3,000
Total Expenses	105,450	67,881
Net Income Before Provision for Income Taxes	(45,190)	(16,476)
Total Other Income
Provision for Income Taxes
Net Income	$ (45,190)	$ (16,476)
Net Earnings (Loss) Per Share
Weighted Average Shares Outstanding	8,585,977	8,461,977